Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of company’s assets measured fair value on recurring basis

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis:

	June 30, 2025
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$2,086,300

	December 31, 2024
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$150,000

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis:

	December 31, 2024
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$150,000

	December 31, 2023
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
SAFE notes	$-	$-	$136,450

Schedule of changes in the estimate fair value

The following table provides a summary of changes in the estimate fair value of the SAFE liability:

Issuance of SAFE notes at February 9, 2023 (inception)	$150,000
Change in fair value - SAFE notes	(13,550)
Balance at December 31, 2023	136,450
Change in fair value - SAFE notes	13,550
Balance at December 31, 2024	$150,000

Schedule of fair value SAFE liabilities was estimated using a Probability-Weighted Expected Return Method

The fair value of the SAFE liabilities was estimated using a Probability-Weighted Expected Return Method (“PWERM”) using the following inputs:

	December 31,
	2024	2023
Discount rate	11.70%	13.00%
Expected term (in years) to equity financing	0.25	1.00
Expected term (in years) to liquidity event	0.50	2.25
Expected term (in years) to event of default	0.50	1.25
Probability of equity financing	40.00%	60.00%
Probability of liquidity event	40.00%	25.00%
Probability of event of default	20.00%	15.00%

Schedule of changes in the estimate fair value

The following table provides a summary of changes in the estimate fair value of the SAFE liability:

Balance at December 31, 2024	$150,000
Issuance of additional notes	1,695,000
Change in fair value - SAFE notes	241,300
Balance at June 30, 2025	$2,086,300

Schedule of fair value SAFE liabilities was estimated using a Probability-Weighted Expected Return Method

The fair value of the SAFE liabilities was estimated using a Probability-Weighted Expected Return Method (“PWERM”) using the following inputs:

	June 30,
	2025	2024
Discount rate	13.00%	13.90%
Expected term (in years) to equity financing	0.13	0.5
Expected term (in years) to liquidity event	0.13	1.75
Expected term (in years) to event of default	0.38	0.75
Probability of equity financing	2.00%	50.00%
Probability of liquidity event	97.50%	30.00%
Probability of event of default	0.50%	20.00%